Offerings	Jul. 10, 2026 USD ($) shares
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.01 per Share
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per Share
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Preferred Stock Purchase Rights
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Offering: 8
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Depositary Shares
Offering: 9
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering: 10
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 200,000,000.00
Amount of Registration Fee	$ 27,620.00
Offering Note	(i) There are being registered hereunder such indeterminate number of the securities of each identified class being registered as may be sold from time to time at indeterminate prices, with an initial aggregate public offering price not to exceed $200,000,000. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. To the extent that separate consideration is received for any such securities, the aggregate amount of such consideration will be included in the aggregate offering price of all securities sold. If any debt securities are issued at an original issue discount, then the offering may be in such greater principal amount as shall result in a maximum aggregate offering price not to exceed $200,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as part of units, which may consist of any combination of the securities registered hereunder. Preferred Stock Purchase Rights are not currently separable from the Common Shares and are not currently exercisable. The value attributable to the Preferred Stock Purchase Rights, if any, will be reflected in the market price of the Common Shares. (ii) Pursuant to General Instruction I.C of Form F-3, the table does not specify by each class information as to the proposed maximum aggregate offering price.
Offering: 11
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.01 per Share
Amount Registered | shares	631,575
Maximum Aggregate Offering Price	$ 3,751,555.50
Amount of Registration Fee	$ 518.09
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the $6.66 (high) and $5.22 (low) prices of the Shares on Nasdaq on June 29, 2026.